Segmented information (Detail Textuals 1) - Customer	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Percentage of total revenue	100.00%	100.00%	100.00%
Number of customers	14	13	8
Number of remaining customers accounted for less than 1% revenue			10
Customer A
Disclosure of operating segments [line items]
Percentage of total revenue	38.00%	37.00%	38.00%
Customer B
Disclosure of operating segments [line items]
Percentage of total revenue	20.00%	25.00%	28.00%
Customer C
Disclosure of operating segments [line items]
Percentage of total revenue	35.00%	34.00%	28.00%
Customer D
Disclosure of operating segments [line items]
Percentage of total revenue	7.00%	4.00%	6.00%